INCOME TAXES -Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	$ 10,456	$ 10,391
Amortization of intangible assets	589	141
Net operating loss carry forwards	44,878	57,172
Excess marketing and advertising expense (15%)	42	28
Impairment on equipment	0	668
Recognized cost of non-deductible VAT-input that generated in prior years	521	28
Total deferred tax assets	56,486	68,427
Valuation allowance	(56,486)	(68,427)
Total deferred tax assets, net	$ 0	$ 0
Percentage of excess marketing and advertising expense	15.00%